Segment Information - Disclosure of information of operating segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues	$ 1,182,110	$ 1,252,938
Direct operating costs	(627,792)	(606,691)
General and administrative expenses	(44,360)	(54,927)
Realized loss on foreign currency forward contracts	(60,453)	(34,239)
Adjusted EBITDA from equity-accounted investments	101,352	98,297
Adjusted EBITDA attributable to non-controlling interests	(10,677)	(11,364)
Adjusted EBITDA	599,323	673,199
Corporate/Eliminations
Disclosure of operating segments [line items]
Revenues	(5,564)	0
Direct operating costs	5,564	0
General and administrative expenses	0	0
Realized loss on foreign currency forward contracts		(5,054)
Adjusted EBITDA from equity-accounted investments	0	0
Adjusted EBITDA attributable to non-controlling interests	0	0
Adjusted EBITDA	(1,310)	(5,054)
Foreign currency forward contracts
Disclosure of operating segments [line items]
Realized loss on foreign currency forward contracts	(1,310)	(5,054)
Foreign currency forward contracts | Corporate/Eliminations
Disclosure of operating segments [line items]
Realized loss on foreign currency forward contracts	(1,310)
FPSO Segment | Operating segments
Disclosure of operating segments [line items]
Revenues	482,802	477,596
Direct operating costs	(270,419)	(235,335)
General and administrative expenses	(28,590)	(31,773)
Adjusted EBITDA from equity-accounted investments	101,352	98,297
Adjusted EBITDA attributable to non-controlling interests	0	0
Adjusted EBITDA	285,145	308,785
FPSO Segment | Foreign currency forward contracts | Operating segments
Disclosure of operating segments [line items]
Realized loss on foreign currency forward contracts	0	0
Shuttle Tanker Segment | Operating segments
Disclosure of operating segments [line items]
Revenues	543,186	549,587
Direct operating costs	(251,259)	(245,833)
General and administrative expenses	(10,891)	(14,986)
Adjusted EBITDA from equity-accounted investments	0	0
Adjusted EBITDA attributable to non-controlling interests	(10,989)	(10,864)
Adjusted EBITDA	270,047	277,904
Shuttle Tanker Segment | Foreign currency forward contracts | Operating segments
Disclosure of operating segments [line items]
Realized loss on foreign currency forward contracts	0	0
FSO Segment | Operating segments
Disclosure of operating segments [line items]
Revenues	113,867	140,117
Direct operating costs	(51,018)	(43,234)
General and administrative expenses	(2,889)	(4,169)
Adjusted EBITDA from equity-accounted investments	0	0
Adjusted EBITDA attributable to non-controlling interests	312	(500)
Adjusted EBITDA	60,272	92,214
FSO Segment | Foreign currency forward contracts | Operating segments
Disclosure of operating segments [line items]
Realized loss on foreign currency forward contracts	0	0
UMS Segment | Operating segments
Disclosure of operating segments [line items]
Revenues	1,828	2,940
Direct operating costs	(8,977)	(5,825)
General and administrative expenses	(397)	(1,567)
Adjusted EBITDA from equity-accounted investments	0	0
Adjusted EBITDA attributable to non-controlling interests	0	0
Adjusted EBITDA	(7,546)	(4,452)
UMS Segment | Foreign currency forward contracts | Operating segments
Disclosure of operating segments [line items]
Realized loss on foreign currency forward contracts	0	0
Towage Segment | Operating segments
Disclosure of operating segments [line items]
Revenues	45,991	74,726
Direct operating costs	(51,683)	(67,160)
General and administrative expenses	(1,593)	(2,328)
Adjusted EBITDA from equity-accounted investments	0	0
Adjusted EBITDA attributable to non-controlling interests	0	0
Adjusted EBITDA	(7,285)	5,238
Towage Segment | Foreign currency forward contracts | Operating segments
Disclosure of operating segments [line items]
Realized loss on foreign currency forward contracts	$ 0	0
Conventional Segment | Operating segments
Disclosure of operating segments [line items]
Revenues		7,972
Direct operating costs		(9,304)
General and administrative expenses		(104)
Adjusted EBITDA from equity-accounted investments		0
Adjusted EBITDA attributable to non-controlling interests		0
Adjusted EBITDA		(1,436)
Conventional Segment | Foreign currency forward contracts | Operating segments
Disclosure of operating segments [line items]
Realized loss on foreign currency forward contracts		$ 0